Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 79,188
Operating lease liabilities – current	79,188
Total operating lease liabilities	$ 79,188
Weighted-average remaining lease terms	1 year
Weighted-average discount rate	4.50%